Condensed Statements of Consolidated Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 87	$ 75	[1]	$ 349	$ 367	$ 352
Cash flow hedges
Net decrease in fair value of derivatives (net of tax benefit)					(29)
Derivative value net income (loss) recognized in net income (net of tax benefit)	1	1		3
Total cash flow hedges				3	(29)
Defined benefit pension and OPEB plans (net of tax benefit)	(1)			(3)
Total other comprehensive income (loss)		1			(29)
Comprehensive income	$ 87	$ 76		$ 349	$ 338	$ 352

[1]	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).